Share-based Compensation (Details 4) - Restricted share units $ / shares in Units, $ in Millions	Dec. 31, 2019 USD ($) $ / shares shares
2009 Plan and 2019 Plan
Share based Compensation
Aggregate intrinsic value of RSUs outstanding | $	$ 863.1
Company's closing stock price per ADS used to calculate intrinsic value | $ / shares	$ 306.64
2019 Plan
Share based Compensation
Number of shares available for future grant | shares	322,055,900